Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 108,177	$ 104,411
FVTPL Securities		13,641	14,210
FVOCI Securities		43,561	63,123
Derivative Assets
Derivative Assets		48,160	36,713
Derivative Liabilities
Derivative Liabilities		59,956	30,815
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		108,177	104,411
FVTPL Securities		13,641	14,210
FVOCI Securities		43,561	63,123
Loans		5,732	5,156
Other Assets	[1]	4,257	4,477
Fair value liabilities		71,299	58,746
Securities sold but not yet purchased		40,979	32,073
Structured note liabilities	[2]	26,305	22,665
Structured deposits	[3]	536	777
Other liabilities	[4]	3,479	3,231
Derivative Assets
Derivative Assets		48,160	36,713
Derivative Liabilities
Derivative Liabilities		59,956	30,815
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,936	7,596
FVTPL Securities		493	863
FVOCI Securities		12,301	13,065
Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,110	5,838
FVTPL Securities		1,080	1,380
FVOCI Securities		4,571	2,987
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		16,699	9,582
FVTPL Securities		4	38
FVOCI Securities		3,110	21,026
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		139	458
FVOCI Securities		3,714	4,114
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,970	1,898
FVTPL Securities		87	92
FVOCI Securities		6,411	6,502
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		14,312	14,054
FVTPL Securities		8	9
FVOCI Securities		9,268	12,136
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,592	9,894
FVTPL Securities		6,479	7,704
FVOCI Securities		4,033	3,161
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		346	160
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		46,073	54,931
FVTPL Securities		5,490	4,124
FVOCI Securities		153	132
Measured at fair value [Member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		176
Measured at fair value [Member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		5,556	5,156
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		12,762	8,072
Derivative Liabilities
Derivative Liabilities		16,598	6,779
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		22,522	14,985
Derivative Liabilities
Derivative Liabilities		25,110	12,455
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		6,324	7,618
Derivative Liabilities
Derivative Liabilities		3,589	2,191
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets		6,491	6,038
Derivative Liabilities
Derivative Liabilities		14,584	9,383
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		61
Derivative Liabilities
Derivative Liabilities		75	7
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		64,086	69,825
FVTPL Securities		1,857	2,671
FVOCI Securities		8,109	33,064
Loans			0
Other Assets	[1]	4,148	4,392
Fair value liabilities		19,644	18,530
Securities sold but not yet purchased		18,465	17,424
Other liabilities	[4]	1,179	1,106
Derivative Assets
Derivative Assets		2,554	2,032
Derivative Liabilities
Derivative Liabilities		2,786	2,337
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,981	3,123
FVTPL Securities		319	704
FVOCI Securities		3,544	9,138
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,120	2,183
FVTPL Securities		36	137
FVOCI Securities		972	1,438
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,326	6,050
FVOCI Securities		1,443	18,873
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		56	0
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,085	1,307
FVOCI Securities		1,795	2,803
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			0
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,445	2,231
FVTPL Securities		62	160
FVOCI Securities		355	812
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		46,073	54,931
FVTPL Securities		1,440	1,670
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		80	6
Derivative Liabilities
Derivative Liabilities		58	6
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		21	3
Derivative Liabilities
Derivative Liabilities		2	4
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,514	642
Derivative Liabilities
Derivative Liabilities		1,523	746
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets		939	1,381
Derivative Liabilities
Derivative Liabilities		1,203	1,581
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		43,103	33,904
FVTPL Securities		7,732	9,097
FVOCI Securities		35,298	29,926
Loans		5,712	5,150
Other Assets	[1]	60	85
Fair value liabilities		51,653	40,216
Securities sold but not yet purchased		22,514	14,649
Structured note liabilities	[2]	26,305	22,665
Structured deposits	[3]	536	777
Other liabilities	[4]	2,298	2,125
Derivative Assets
Derivative Assets		45,580	34,681
Derivative Liabilities
Derivative Liabilities		57,168	28,476
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,955	4,473
FVTPL Securities		174	159
FVOCI Securities		8,757	3,927
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,990	3,655
FVTPL Securities		1,044	1,243
FVOCI Securities		3,599	1,549
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,373	3,532
FVTPL Securities		4	38
FVOCI Securities		1,667	2,153
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		83	458
FVOCI Securities		3,713	4,113
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,885	591
FVTPL Securities		87	92
FVOCI Securities		4,616	3,699
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		13,327	13,379
FVTPL Securities		8	9
FVOCI Securities		9,268	12,136
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		8,144	7,656
FVTPL Securities		6,409	7,544
FVOCI Securities		3,678	2,349
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		346	160
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		6	12
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		176
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		5,536	5,150
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		12,682	8,066
Derivative Liabilities
Derivative Liabilities		16,540	6,773
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		22,475	14,982
Derivative Liabilities
Derivative Liabilities		25,108	12,451
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		4,810	6,976
Derivative Liabilities
Derivative Liabilities		2,066	1,445
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets		5,552	4,657
Derivative Liabilities
Derivative Liabilities		13,381	7,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		61
Derivative Liabilities
Derivative Liabilities		73	5
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		988	682
FVTPL Securities		4,052	2,442
FVOCI Securities		154	133
Loans		20	6
Other Assets	[1]	49
Fair value liabilities		2
Other liabilities	[4]	2
Derivative Assets
Derivative Assets		26
Derivative Liabilities
Derivative Liabilities		2	2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities		1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		985	675
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3	7
FVTPL Securities		8
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		4,044	2,442
FVOCI Securities		153	132
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		20	6
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		26
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 2	$ 2

[1]	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other items measured at fair value.
[2]	These structured note liabilities included in deposits have been designated at FVTPL.
[3]	This represents certain embedded options related to structured deposits carried at amortized cost.
[4]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.